Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Contract revenue	$ 0		$ 0	$ 3,050
Operating expenses:
Research and development	2,615	1,490	4,525	9,280
General and administrative	2,500	925	4,871	4,208
Total operating expenses	5,115	2,415	9,396	13,488
Loss from operations	(5,115)	(2,415)	(9,396)	(10,438)
Other income (expense):
Interest income	12	1	10	22
Interest expense	(184)	(212)	(822)	(841)
Other income (expense), net	(4,775)	(2)	135	2
Net loss	(10,062)	(2,628)	(10,073)	(11,255)
Net income (loss) attributable to common stockholders	(10,062)	(5,737)	243,994	(23,899)
Net loss	(10,062)	(2,628)	(10,073)	(11,255)
Other comprehensive loss/income:
Unrealized gains (losses) on marketable securities	1		2	(2)
Other comprehensive income (loss)	1		2	(2)
Comprehensive loss	$ (10,061)	$ (2,628)	$ (10,071)	$ (11,257)
Basic net income (loss) per common share	$ (1.02)	$ (985.06)	$ 103.52	$ (4,128.71)
Weighted average common shares outstanding used to calculate basic net income (loss) per common share	9,873,687	5,824	2,357,036	5,788
Diluted net loss per common share	$ (1.02)	$ (985.06)	$ (3.54)	$ (4,128.71)
Weighted average common shares outstanding used to calculate diluted net loss per common share	9,873,687	5,824	2,845,609	5,788